Equity Line of Credits (ELOC) (Tables)	6 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
Summary of Changes in Fair Value of ELOC Derivative

Balance at December 31, 2025	$—
Loss on change in fair value recognized through earnings	(251,455)
Amounts settled through the issuance of common stock	326,425
Balance at June 30, 2026	$74,970